SHARE CAPITAL (Schedule of Stock Options Outstanding and Exercisable) (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	1,275,000	1,275,000	1,275,000
Options exercisable	1,275,000
Remaining life (years)	1 year 10 months 24 days
Ranges of exercise prices for outstanding share options One [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	325,000
Options exercisable	325,000
Exercise price | $ / shares	$ 0.45
Remaining life (years)	1 year 2 months 15 days
Expiry date	March 17, 2022
Ranges of exercise prices for outstanding share options two [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	950,000
Options exercisable	950,000
Exercise price | $ / shares	$ 0.25
Remaining life (years)	2 years 1 month 17 days
Expiry date	February 17, 2023